Contingencies (Schedule Of Pending Cases) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	82	92	89
Smoking And Health Class Actions And Aggregated Claims Litigation [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	7	11	7
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	1	4	3
Lights/Ultra Lights Class Actions [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	18	27	28
Tobacco Price Cases [Member]
Loss Contingencies [Line Items]
Number of Cases Pending	1	1	2